BARON OPPORTUNITY FUND
Baron Opportunity Fund
Investment Goal
The investment goal of Baron Opportunity Fund (the “Fund”) is capital appreciation through investments primarily in growth companies that benefit from technology advances.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BARON OPPORTUNITY FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.10%	1.35%	[2]
Institutional Shares	[1]	1.00%	none	0.08%	1.08%	[2]
[1]	Based on the fiscal year ended September 30, 2014.
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. For the fiscal year ended September 30, 2014, no expense reimbursement was required for either share class.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BARON OPPORTUNITY FUND (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	110	343	595	1,317

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 63.40% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities in the form of common stock of high growth businesses selected for their capital appreciation potential. The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Effective February 20, 2015, the principal investment strategy of Baron Opportunity Fund is as follows:

The Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks of Investing in the Fund
General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 23.97%
Worst Quarter:	12/31/08: (28.08%)

Average Annual Total Returns (for periods ended 12/31/14)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2014. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns BARON OPPORTUNITY FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		(1.67%)	12.60%	8.67%	5.10%	Feb. 29, 2000
Retail Shares Return after taxes on distributions		(2.95%)	11.80%	8.28%	4.84%	Feb. 29, 2000
Retail Shares Return after taxes on distributions and sale of Fund shares		0.07%	9.95%	7.04%	4.11%	Feb. 29, 2000
Institutional Shares	[1]	(1.40%)	12.90%	8.83%	5.21%	May 29, 2009
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		11.90%	16.94%	9.43%	3.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%	4.79%
[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.